Parent Company Only Condensed Financial Information - Summary of Comprehensive Income/(Loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statement Of Comprehensive Income [Line Items]
Other income	¥ 49,256	$ 7,141	¥ 12,763	¥ 4,788
Total operating revenue	1,157,908	167,880	2,245,016	1,220,222
General and administrative expenses	154,715	22,432	197,619	150,207
Operating Loss	(43,673)	(6,333)	(114,411)	(25,911)
Other expense
Unrealized exchange income	(79)	(11)	(59)	(9)
Profit/(loss) before income tax, and share of loss of subsidiaries and VIEs	(31,540)	(4,573)	(110,377)	(16,763)
Share of income/(loss) of subsidiaries and VIEs	(2,200)	(319)	2,660	239
Net profit/(loss)	(31,187)	(4,522)	(107,666)	(18,292)
Redeemable preferred shares redemption value accretion	0	0	0	4,274
Net profit/(loss) attributable to common shareholders	(31,187)	(4,522)	(107,666)	(21,492)
Net profit/(loss)	(31,187)	(4,522)	(107,666)	(18,292)
Foreign currency translation adjustment, net of tax	9,600	1,392	(5,323)	(22,386)
Total comprehensive income/(loss)	(21,587)	(3,130)	(112,989)	(40,678)
Parent Company [Member]
Condensed Statement Of Comprehensive Income [Line Items]
Other income	1,553	225	1,269	228
Total operating revenue	1,553	225	1,269	228
General and administrative expenses	(4,614)	(670)	(5,994)	(4,611)
Operating Loss	(3,061)	(445)	(4,725)	(4,383)
Other expense
Interest income			4	11
Unrealized exchange income				421
Profit/(loss) before income tax, and share of loss of subsidiaries and VIEs	(3,061)	(445)	(4,721)	(3,951)
Share of income/(loss) of subsidiaries and VIEs	(28,126)	(4,078)	(102,945)	(14,341)
Net profit/(loss)	(31,187)	(4,523)	(107,666)	(18,292)
Redeemable preferred shares redemption value accretion				(4,274)
Allocation to redeemable preferred shares				1,074
Net profit/(loss) attributable to common shareholders	(31,187)	(4,523)	(107,666)	(21,492)
Net profit/(loss)	(31,187)	(4,523)	(107,666)	(18,292)
Foreign currency translation adjustment, net of tax	9,600	1,392	(5,323)	(22,386)
Total comprehensive income/(loss)	¥ (21,587)	$ (3,131)	¥ (112,989)	¥ (40,678)